Customer Accounts - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Customer accounts	₸ 6,561,950	₸ 5,441,456
Accrued interest included in term deposits of customer accounts	51,212	44,044
Customer accounts held as prepayments on loans to customers	₸ 83,654	₸ 60,260
KZT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of customer accounts predominately denominated	91.00%	91.00%
Top Twenty Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Customer accounts	₸ 76,413	₸ 97,806
Percentage of customer accounts due to customers	1.16%	1.80%